Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
16.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship
EaSuMed Holding Ltd.	Equity method investee

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Service received from:
EaSuMed Holding Ltd.	18	—	—	—